Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Administrative expenses	￦	179,714	175,167	207,557
Cost of sales		356,560	343,242	348,003

	￦	536,274	518,409	555,560